Summary of Weighted Average Assumptions and Fair Value of Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	613,473	1,046,372	1,939,796
Weighted average exercise price	$ 39.01	$ 30.96	$ 17.42
Risk-free interest rate	1.73%	2.01%	1.31%
Expected volatility	20.80%	25.06%	26.81%
Expected term (years)	6 years 3 months 18 days	6 years 6 months	6 years
Dividend yield	1.04%	1.29%	1.64%
Weighted average fair value	$ 8.27	$ 7.66	$ 9.48